Stock-based Compensation - 2023 Share Grants (Details) - 2023 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 27, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for services (in shares)	73,600
Stock-based compensation expense		$ 882
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value (in dollars per share)	$ 11.98